Income Taxes - Summary of Deferred Tax Assets and Liabilities as of the Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets:
Net Operating Loss Carryforward	$ 8,333	$ 8,206
Tax Credit Carryforward	12,615	9,529
Accruals and Reserves	1,584	1,762
Intangibles	15,643	14,158
Lease Liability	1,860	2,565
Deferred Tax Assets	40,035	36,220
Less: Valuation Allowance	(18,112)	(17,936)
Net Deferred Tax Assets	21,923	18,284
Deferred Tax Liabilities
Goodwill	(45,074)	(35,096)
Right -of-use-assets	(2,162)	(2,424)
Other	(379)	(359)
Deferred Tax Liabilities	(47,615)	(37,879)
Net deferred Tax Liabilities	$ (25,692)	$ (19,595)